Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Commitement and Contingencies [Line Items]
Lessee operating lease year of expiry			2029		2029
Operating lease agreement option to renewal term	5 years		5 years		5 years
Tenant improvement allowance maximum	$ 14.7		$ 14.7		$ 14.7
Letter of Credit for Security Deposit	2.1		2.1		2.1
Rent expense operating lease	$ 1.8	$ 2.5	$ 5.5	$ 6.0	7.9	$ 3.5
Tenant receivable					$ 0.4	$ 1.3